INCOME TAXES - Summary of tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax	¥ 13		¥ 63	¥ 2,393
Total	¥ 13	$ 2	¥ 63	¥ 2,393